Restriction on Cash and Due From Banks	12 Months Ended
Dec. 31, 2015
Restricted Cash and Investments [Abstract]
Restriction on Cash and Due From Banks

Note 2:          Restriction on Cash and Due From Banks

The Company is required to maintain reserve funds in cash and/or on deposit with the Federal Reserve Bank. The reserve required at December 31, 2015 and 2014, was $1,524,000 and $1,402,000, respectively.